Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Variable Interest Entity [Line Items]
Assets	$ 2,909,274		$ 3,159,995		$ 3,417,945
Liabilities	1,875,269	[1]	1,740,866	[1]	1,230,673
Intangible assets, net	2,890,976	[2]	3,132,796	[2],[3]	3,363,156	[3]
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Assets	2,100,000		2,200,000		2,300,000
Liabilities	400		400		400
Intangible assets, net	2,100,000		2,200,000		2,300,000
Intangible assets held be certain specific subsidiaries	1,800,000		2,000,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Assets	400		1,400		3,400
Liabilities	$ 400		$ 400		$ 300

[1]	As of June 30, 2024 and December 31, 2023, the total affiliate receivable, prepaid expenses and other current assets, affiliate payable, warrant liability, other current liabilities, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, claims financing obligation and notes payable, and interest payable include balances with related parties. See Note 15, Related Party Transactions, for further details.
[2]	As of June 30, 2024 and December 31, 2023, intangible assets, net included $2.1 billion and $2.2 billion, respectively, related to a consolidated VIE. See Note 9, Variable Interest Entities, for further details.
[3]	As of December 31, 2023 and 2022, intangible assets, net included $2.2 billion and $2.3 billion related to a consolidated VIE. See Note 10, Variable Interest Entities, for further details.